Stockholder's Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholder's Equity
Stockholder’s Equity
Trust Shares
The Trust is authorized to issue 500,000,000 Trust shares and the Company is authorized to issue a corresponding number of LLC interests. The Company will, at all times, have the identical number of LLC interests outstanding as Trust shares. Each Trust share represents an undivided beneficial interest in the Trust, and each Trust share is entitled to one vote per share on any matter with respect to which members of the Company are entitled to vote.

Secondary Offering
In November 2014, the Company completed an offering of 6,000,000 Trust shares at an offering price of $17.50 per share. The net proceeds to the Company, after deducting the underwriter's discount and offering costs, totaled approximately $99.9 million.

Allocation Interests
The Allocation Interests represent the original equity interest in the Company. The holders of the Allocation Interests (“Holders”), through Sostratus LLC, are entitled to receive distributions pursuant to a profit allocation formula upon the occurrence of certain events. The distributions of the profit allocation is paid upon the occurrence of the sale of a material amount of capital stock or assets of one of the Company’s businesses (“Sale Event”) or, at the option of the Holders, at each five year anniversary date of the acquisition of one of the Company’s businesses (“Holding Event”). The Manager, as the original holder of the Allocation Interests, previously had the right to cause the Company to purchase the Allocation Interests upon termination of the MSA in accordance with a Supplemental Put Agreement. On July 1, 2013, the Company and the Manager amended the MSA to provide for certain modifications related to the Manager’s registration as an investment advisor under the Investment Advisor’s Act of 1940, as amended (the “Advisor’s Act”). In connection with the amendment resulting from the Managers’ registration as an investment advisor under the Advisor’s Act, the Company and the Manager agreed to terminate the Supplemental Put Agreement. In connection with the termination of the Supplemental Put Agreement, on June 27, 2013, the Manager assigned 100% of the Allocation Interests to Sostratus LLC. The Company historically recorded the obligation associated with the Supplemental Put agreement as a liability that represented the amount the Company would have to pay to physically settle the purchase of the Allocation Interests upon termination of the MSA. As a result of the termination of the Supplemental Put Agreement, the Company currently records distributions of the profit allocation to the Holders upon occurrence of a Sale Event or Holding Event as dividends declared on Allocation Interests to stockholders’ equity when they are approved by the Company’s board of directors.
The sale of CamelBak in August 2015 and American Furniture in October 2015 qualified as Sale Events under the Company's LLC Agreement. During the fourth quarter of 2015, the Company declared a distribution to the Allocation Member in connection with the Sale Event of CamelBak. Under the terms of the LLC Agreement, the Allocation Member has the right to defer a portion of the distribution. The Allocation Member exercised this right and deferred a portion of the distribution for the CamelBak Sale Event in the amount of the high water mark calculation as a result of the loss on the sale of American Furniture. The result is a net distribution to the Allocation Member of $14.6 million. The profit allocation payment was made during the quarter ended December 31, 2015.

During the fourth quarter of 2015, the Company declared a distribution to the Allocation Member of approximately $3.1 million in connection with a Holding Event for our five year ownership of the Ergobaby subsidiary. The payment is in respect of its positive contribution-based profit since our acquisition in September of 2010, and was paid during the quarter ended December 31, 2015.
The FOX Secondary Offering in July 2014 is considered a Sale Event and the Company's board of directors approved and declared in September 2014 a profit allocation payment totaling $11.9 million that was made to Holders on September 30, 2014.
The FOX Initial Public Offering in August 2013 was considered a Sale Event and in October 2013 the Company's board of directors approved and declared a profit allocation totaling $16.0 million that was made to Holders in November 2013.

Earnings per share
Basic and diluted earnings per share for the fiscal year ended December 31, 2015, 2014 and 2013 is calculated as follows:

	2015	2014	2013
Income (loss) from continuing operations attributable to Holdings	$3,858	$258,416	$58,928
Less: Profit Allocation paid to Holders	17,731	11,870	15,990
Less: Effect of contribution based profit—Holding Event	2,804	2,259	1,480
Income (loss) from Holdings attributable to Trust shares	$(16,677)	$244,287	$41,458

Income from discontinued operations attributable to Holdings	$157,980	$20,419	$9,136
Less: Effect of contribution based profit	—	546	—
Income from discontinued operations attributable to Trust shares	$157,980	$19,873	$9,136

Basic and diluted weighted average shares outstanding	54,300	49,089	48,300

Basic and fully diluted income (loss) per share attributable to Holdings
Continuing operations	$(0.30)	$4.98	$0.86
Discontinued operations	$2.91	$0.40	$0.19
	$2.61	$5.38	$1.05

Distributions
During the year ended December 31, 2015, the Company paid the following distributions:

•	On January 29, 2015, the Company paid a distribution of $0.36 per share to holders of record as of January 22, 2015. This distribution was declared on January 8, 2015.

•	On April 29, 2015, the Company paid a distribution of $0.36 per share to holders of record as of April 22, 2015. This distribution was declared on April 9, 2015.

•	On July 29, 2015, the Company paid a distribution of $0.36 per share to holders of record as of July 22, 2015. This distribution was declared on July 9, 2015.

•	On October 29, 2015, the Company paid a distribution of $0.36 per share to holders of record as of October 22, 2015. This distribution was declared on October 7, 2015.
On January 28, 2016, the Company paid a distribution of $0.36 per share to holders of record as of January 21, 2016. This distribution was declared in January 7, 2016.

During the year ended December 31, 2014, the Company paid the following distributions:

•	On January 30, 2014, the Company paid a distribution of $0.36 per share to holders of record as of January 23, 2014. This distribution was declared on January 9, 2014.

•	On April 30, 2014, the Company paid a distribution of $0.36 per share to holders of record as of April 23, 2014. This distribution was declared on April 10, 2012.

•	On July 30, 2014, the Company paid a distribution of $0.36 per share to holders of record as of July 23, 2014. This distribution was declared on July 10, 2014.

•	On October 30, 2014, the Company paid a distribution of $0.36 per share to holders of record as of October 23, 2014. This distribution was declared on October 7, 2014.
During the year ended December 31, 2013, the Company paid the following distributions:

•	On January 31, 2013, the Company paid a distribution of $0.36 per share to holders of record as of January 25, 2013. This distribution was declared on January 10, 2012.

•	On April 30, 2013, the Company paid a distribution of $0.36 per share to holders of record as of April 23, 2013. This distribution was declared on April 9, 2013.

•	On July 30, 2013, the Company paid a distribution of $0.36 per share to holders of record as of July 23, 2013. This distribution was declared on July 10, 2013.

•	On October 30, 2013, the Company paid a distribution of $0.36 per share to holders of record as of October 23, 2013. This distribution was declared on October 10, 2013.